Income Taxes - Domestic and Foreign Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States	$ (145,346)	$ (83,232)	$ (76,530)
Foreign	(8,461)	(9,421)	(8,418)
Loss before income taxes	$ (153,807)	$ (92,653)	$ (84,948)